Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue Recognition
Schedule of revenue

	2020	2019

Software license	$142,600	$587,750
Software-as-a-service and other	2,136,214	1,793,987

Total	$2,278,814	$2,381,737

Schedule of contract assets

Amount

Balance as of January 1, 2019	$144,364

Labor costs expensed	(298,866)
Labor costs deferred	350,018

Balance as of December 31, 2019	195,516

Labor costs expensed	(391,423)
Labor costs deferred	471,244

Balance as of December 31, 2020	$275,337

Schedule of assets and liabilities

	December 31,	December 31,	January 1,
	2020	2019	2019

Accounts receivable	$324,302	$730,890	$685,111
Unbilled revenue (reported in accounts receivable)	31,610	183,002	256,252
Contract assets	275,337	195,516	144,364
Deferred revenue	(406,508)	(816,672)	(466,045)

Schedule Of Revenue Category

	Six months ended June 30
	2021	2020
Software license	$—	$90,600
Software-as-a-service and other	1,631,966	1,259,225

	$1,631,966	$1,349,825

Schedule Of Contract With Customer Asset

Balance as of December 31, 2020	$275,337

Labor costs expensed	(392,321)
Labor costs deferred	207,576

Balance as of June 30, 2021	$90,592

Schedule Of Customers Assets And Liabilities

	June 30	December 31
	2021	2020

Accounts receivable	$368,371	$324,302
Unbilled revenue (reported in accounts receivable)	131,178	31,610
Contract assets	90,592	275,337
Deferred revenue	(120,611)	(406,508)